Note 16 - Contingencies (Details) (Indemnification Agreement [Member], CAD)	Nov. 30, 2013
Note 16 - Contingencies (Details) [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	1,455,000
Threshold Amount [Member]
Note 16 - Contingencies (Details) [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	50,000